Institutional Target Retirement 2015 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (22.0%)
Vanguard Total Stock Market Index Fund Institutional Shares	24,449,493	1,948,625

International Stock Fund (14.9%)
Vanguard Total International Stock Index Fund Investor Shares	73,723,642	1,316,704

U.S. Bond Funds (48.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	278,490,868	3,066,185
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	49,922,079	1,232,576
		4,298,761
International Bond Fund (14.4%)
Vanguard Total International Bond Index Fund Admiral Shares	56,097,814	1,268,932
Total Investment Companies (Cost $7,724,931)		8,833,022
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $3,635)	36,344	3,635
Total Investments (99.9%) (Cost $7,728,566)		8,836,657
Other Assets and Liabilities-Net (0.1%)		8,903
Net Assets (100%)		8,845,560
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2015 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	1,347	NA1	NA1	—	—	8	—	3,635
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	1,164,292	67,430	3,388	—	4,242	8,515	—	1,232,576
Vanguard Total Bond
Market II Index Fund	3,016,657	169,561	101,862	341	(18,512)	19,453	—	3,066,185
Vanguard Total
International Bond Index
Fund	1,287,116	57,729	28,500	1,453	(48,866)	31,309	—	1,268,932
Vanguard Total
International Stock Index
Fund	1,301,255	14,739	97,435	4,636	93,509	14,739	—	1,316,704
Vanguard Total Stock
Market Index Fund	1,956,012	24,944	190,773	51,977	106,465	10,832	—	1,948,625
Total	8,726,679	334,403	421,958	58,407	136,838	84,856	—	8,836,657

1	Not applicable—purchases and sales are for temporary cash investment purposes.